                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21133

                           Clarion Investment Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                      230 Park Avenue, New York, NY 10169
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             (Address of principal executive offices)   (Zip code)

                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
        Attached hereto.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                                                   Principal
                                                                                    Amount           Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (75.77%)
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust                           4.166% due 10/12/10     $   3,000,000     $   4,825,654
J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.393% due 12/12/12         4,185,387         4,080,615
CS First Boston Mortgage Securities Corp.              4.947% due 12/15/40 (a)     1,750,000         3,647,461
CS First Boston Mortgage Securities Corp.              6.000% due 07/15/12 (a)     4,479,000         3,568,853
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.364% due 01/12/43 (a)     3,300,000         3,247,065
LB UBS Commercial Mortgage Trust                       6.575% due 02/15/12         3,000,000         3,190,890
Chase Commercial Mortgage Securities Corp.             6.390% due 11/18/08         3,000,000         3,068,520
LB UBS Commercial Mortgage Trust                       5.323% due 04/15/30 (a)     3,000,000         2,964,573
GE Capital Commercial Mortgage Corp.                   5.333% due 11/10/45 (a)     3,000,000         2,942,526
Wachovia Bank Commercial Mortgage Trust                5.367% due 06/15/13 (a)     3,500,000         2,935,078
Merrill Lynch Mortgage Trust                           5.384% due 08/12/15 (a)     3,000,000         2,933,304
Wachovia Bank Commercial Mortgage Trust                5.224% due 07/15/42 (a)     3,000,000         2,927,340
Banc of America Commercial Mortgage, Inc.              4.161% due 01/10/10         3,000,000         2,913,216
CS First Boston Mortgage Securities Corp.              5.530% due 07/15/14 (a)     3,000,000         2,874,879
Wachovia Bank Commercial Mortgage Trust                5.370% due 05/15/44 (a)     3,000,000         2,730,417
Merrill Lynch Mortgage Trust                           5.593% due 09/12/42         3,000,000         2,721,915
LB UBS Commercial Mortgage Trust                       5.075% due 08/15/13 (a)     3,618,000         2,715,196
DLJ Mortgage Acceptance Corp.                          7.760% due 04/15/07 (a)     2,600,000         2,660,788
CS First Boston Mortgage Securities Corp.              5.226% due 11/15/14 (a)     3,000,000         2,572,617
Mortgage Capital Funding, Inc.                         7.214% due 11/20/07 (a)     2,500,000         2,524,024
CS First Boston Mortgage Securities Corp.              5.594% due 05/15/36         2,500,000         2,509,950
DLJ Mortgage Acceptance Corp.                          7.830% due 08/12/06 (a)     2,500,000         2,507,750
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.056% due 01/12/13 (a)     3,727,000         2,464,188
LB UBS Commercial Mortgage Trust                       5.696% due 07/15/35         2,250,000         2,305,575
Wachovia Bank Commercial Mortgage Trust                4.932% due 04/15/13 (a)     3,020,000         2,256,860
DLJ Commercial Mortgage Corp.                          7.974% due 09/10/24         2,000,000         2,165,880
DLJ Commercial Mortgage Corp.                          7.621% due 06/10/09         2,000,000         2,145,740
Chase Commercial Mortgage Securities Corp.             6.484% due 02/14/11 (a)     2,000,000         2,099,140
Wachovia Bank Commercial Mortgage Trust                0.0% due 10/15/41 (a)     100,317,900 (b)     2,041,730
Commercial Mortgage Pass-Through Certificates          6.830% due 01/16/11 (a)     1,900,000         2,015,216
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.038% due 01/15/15 (a)     2,074,000         2,008,808
BXG Receivables Note Trust                             4.445% due 10/01/11 (a)     2,042,101         1,992,008
Wachovia Bank Commercial Mortgage Trust                5.569% due 10/15/17 (a)     2,000,000         1,990,316
GMAC Commercial Mortgage Securities, Inc.              5.437%% due 11/10/45        2,000,000         1,977,746
Morgan Stanley Capital I                               5.379% due 08/13/42 (a)     2,000,000         1,961,770
Wachovia Bank Commercial Mortgage Trust                5.234% due 07/15/41 (a)     2,000,000         1,910,080
GS Mortgage Securities Corp. II                        6.526% due 08/15/11 (a)     1,795,000         1,908,695
Chase Commercial Mortgage Securities Corp.             7.370% due 02/19/07         1,854,221         1,886,861
CS First Boston Mortgage Securities Corp.              5.603% due 07/15/36 (a)     2,000,000         1,875,362
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.471% due 01/12/15 (a)     2,000,000         1,867,048
GE Capital Commercial Mortgage Corp.                   5.395% due 04/10/14 (a)     2,000,000         1,850,952
CS First Boston Mortgage Securities Corp.              6.067% due 03/15/13 (a)     1,750,000         1,707,561
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.149% due 08/15/42 (a)     1,500,000         1,405,380
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.537% due 07/12/37 (a)     1,300,000         1,202,119
J.P. Morgan Chase Commercial Mortgage Securities Corp. 6.961% due 11/15/35 (a)     1,000,000         1,082,350
Prudential Securities Secured Financing Corp.          7.193% due 04/15/09         1,000,000         1,041,847
LB UBS Commercial Mortgage Trust                       5.250% due 07/15/13 (a)     1,120,000         1,033,609
CS First Boston Mortgage Securities Corp.              6.720% due 11/15/06 (a)     1,000,000         1,001,600
Wachovia Bank Commercial Mortgage Trust                4.615% due 10/15/11         1,000,000           967,926
Wachovia Bank Commercial Mortgage Trust                5.153% due 12/15/14 (a)     1,000,000           967,694
LB UBS Commercial Mortgage Trust                       4.647% due 02/15/13         1,000,000           945,911
Wachovia Bank Commercial Mortgage Trust                5.290% due 05/15/15 (a)     1,000,000           945,521
LB UBS Commercial Mortgage Trust                       5.100% due 03/15/36 (a)     1,000,000           919,408
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.278% due 09/12/17 (a)     1,000,000           914,482
GE Capital Commercial Mortgage Corp.                   5.198% due 06/10/48 (a)     1,000,000           909,261
DLJ Commercial Mortgage Corp.                          6.080% due 08/10/08           668,131           671,078
Chase Commercial Mortgage Securities Corp.             6.600% due 12/19/07           654,000           669,134
Wachovia Bank Commercial Mortgage Trust                5.061% due 04/15/06 (a)       600,000           593,506
Wachovia Bank Commercial Mortgage Trust                0.120% due 07/15/41 (a)   117,710,098 (b)       572,012
DLJ Mortgage Acceptance Corp.                          7.660% due 04/15/07 (a)       500,000           508,760
LB UBS Commercial Mortgage Trust                       6.155% due 07/14/11 (a)       485,916           500,945
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.620% due 07/15/41 (a)       500,000           461,297
Commercial Mortgage Acceptance Corp.                   6.790% due 08/15/08           264,058           264,914
Commercial Mortgage Pass-Through Certificates          5.270% due 12/15/06 (a)       164,569           164,749
Merrill Lynch Mortgage Investors, Inc.                 7.120% due 03/18/07            66,379            66,646
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   Total Commercial Mortgage-Backed Securities
     (Cost $126,907,540)                                                                           125,304,316
--------------------------------------------------------------------------------------------------------------

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CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2006 (Unaudited)

                                                                                   Principal
                                                                                    Amount        Value
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS (15.18%)
-----------------------------------------------------------------------------------------------------------
Prologis                                                  5.250% due 11/15/10 (a) $ 4,000,000 $   3,987,444
Senior Housing Properties Trust                           8.625% due 01/15/12       3,000,000     3,292,500
Simon Property Group LP                                   5.450% due 03/15/13       3,000,000     2,986,569
ERP Operating LP                                          6.950% due 03/02/11       2,000,000     2,150,110
DR Horton, Inc.                                           4.875% due 01/15/10       2,000,000     1,942,720
Mack-Cali Realty LP                                       7.250% due 03/15/09       1,500,000     1,575,767
Meritage Homes Corp.                                      7.000% due 05/01/14       1,585,000     1,521,600
Trustreet Properties, Inc.                                7.500% due 04/01/15       1,500,000     1,507,500
ERP Operating LP                                          5.375% due 08/01/16       1,500,000     1,483,953
Tanger Factory Outlet Centers                             6.150% due 11/15/15       1,000,000     1,000,581
Stater Brothers Holdings                                  8.125% due 06/15/12       1,000,000       995,000
Petro Stopping Centers LP                                 9.000% due 02/15/12         850,000       852,125
K Hovnanian Enterprises, Inc.                             6.000% due 01/15/10         500,000       485,585
Standard-Pacific Corp.                                    6.875% due 05/15/11         500,000       483,750
Ryland Group, Inc.                                        5.375% due 05/15/12         500,000       480,533
DR Horton, Inc.                                           5.875% due 07/01/13         365,000       354,454
-----------------------------------------------------------------------------------------------------------
   Total Corporate Bonds
     (Cost $25,463,628)                                                                          25,100,191
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (1.78%)
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     5.50% due 10/01/32          981,028       972,542
Federal Home Loan Mortgage Corporation                    5.50% due 03/01/23          879,248       878,791
Federal National Mortgage Association                     5.00% due 05/01/18          807,438       799,065
Federal Home Loan Mortgage Corporation                    6.00% due 11/01/32          288,977       292,381
-----------------------------------------------------------------------------------------------------------
   Total Mortgage-Backed Securities
     (Cost $3,022,351)                                                                            2,942,779
-----------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (6.22%)
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  5.890% due 08/16/42       3,648,802     3,764,966
Government National Mortgage Association                  3.110% due 01/16/19       1,702,382     1,630,297
Government National Mortgage Association                  5.469% due 11/16/45       1,156,963     1,125,914
Government National Mortgage Association                  5.472% due 09/16/44       1,136,417     1,123,454
Government National Mortgage Association                  5.392% due 01/16/45       1,149,282     1,058,147
Government National Mortgage Association                  5.480% due 03/16/46         565,497       547,339
Government National Mortgage Association                  5.560% due 03/16/44         550,961       544,504
Government National Mortgage Association                  5.100% due 11/16/45         565,632       498,065
-----------------------------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
     (Cost $9,934,322)                                                                           10,292,686
-----------------------------------------------------------------------------------------------------------
   TOTAL SECURITIES (98.95)
     (Cost $165,327,841) (c)                                                                    163,639,972
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.05%)                                                          1,744,378
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                          $ 165,384,350
-----------------------------------------------------------------------------------------------------------

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    The value of these securities at January 31, 2006 was $90,871,742 or 54.9% of net assets.
(b) Represents notional amount of interest-only security.
(c) The cost for federal income tax purposes was $165,327,841. At January 31, 2006 net unrealized depreciation for all securities based on tax cost was $1,687,869. This consisted of aggregate gross unrealized appreciation for all securities of $2,765,667 and aggregate gross unrealized depreciation for all securities of $4,453,536.

Swap agreements outstanding at January 31, 2006:

                                                      Notional    Unrealized
   Type                                                Amount    Appreciation
   --------------------------------------------------------------------------
   Pay a fixed rate equal to 4.474% and
   receive floating rate based on 3 Month USD-LIBOR

   Counterparty: Deutsche Bank                        10,000,000  $  409,643
   Effective date 05/26/05, Exp. 05/26/15

   Pay a fixed rate equal to 4.8825% and
   receive floating rate based on 3 Month USD-LIBOR

   Counterparty: Deutsche Bank                        10,000,000     117,790
                                                                  ----------
   Effective date 12/29/05, Exp. 12/29/15

   Total                                                          $  527,433
                                                                  ==========

Item 2. Controls and Procedures.

  (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

  (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 28, 2006

By:
    -----------------------
    Ryan Martin
    Chief Financial Officer

Date: March 28, 2006